Trade and Other Receivables	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables [Abstract]
TRADE AND OTHER RECEIVABLES
11	TRADE AND OTHER RECEIVABLES

	December 31, 2022	December 31, 2023
	RM	RM	USD
Trade receivables
- Third parties	15,266,925	11,310,279	2,464,489
- Related parties	1,305,724	2,499,319	544,597
	16,572,649	13,809,598	3,009,086
Less: Allowance for expected credit losses on trade receivables	(1,757,638)	(2,518,122)	(548,694)
	14,815,011	11,291,476	2,460,392

Deposits	195,507	4,122,755	898,341
Prepayments	28,578	466,629	101,678
Other receivables	720,437	13,068,732	2,847,652
	15,759,533	28,949,592	6,308,063

Movement in allowance for expected credit losses on trade receivables as follows:

Beginning balances	1,415,211	1,757,638	382,986
Additional	342,427	756,973	164,943
Currency realignment	-	3,511	765
Ending balance	1,757,638	2,518,122	548,694

The average credit period for services rendered is 30 (2022: 30) days. No interest is charged on the outstanding balances.

Included within other receivables is a balance amounted to RM12,301,593 (USD2,680,494) in relation to balance due from a third party for the disposal of certain unquoted investment during the financial year (Note 4).

	December 31, 2022	December 31, 2023
	RM	RM	USD
Not past due	11,643,721	5,961,854	1,299,077
Past due	4,928,928	7,847,744	1,710,009
Less: Allowance for expected credit losses	(1,757,638)	(2,518,122)	(548,694)
	14,815,011	11,291,476	2,460,392

A majority of the Group’s trade receivables that are neither past due nor impaired are with creditworthy counterparties with good track record of credit history.

(i)	Aging of receivables that are past due the average credit period:

	December 31, 2022	December 31, 2023
	RM	RM	USD
< 30 days	-	790,489	172,246
31 days to 60 days	1,862,965	4,240	924
61 days to 210 days	-	5,015,219	1,092,807
211 days to 240 days	-	-	-
241 days to < 1 year	3,065,963	2,037,796	444,032
Total	4,928,928	7,847,744	1,710,009

In determining the recoverability of trade receivables, the Group considers any changes in the credit quality of the trade receivables from the date credit was initially granted up to the reporting date. There was no significant change in credit quality for the Group’s trade receivables balances which are past due and partially impaired.

(ii)	These amounts are stated before any deduction for allowance for ECL and are not secured by any collateral or credit enhancements.

The allowance for ECL has been determined by taking into consideration recovery prospects and past doubtful experience.

As part of the Group’s credit risk management, the Group assesses the impairment for its customers based on different group of customers which share common risk characteristics that are representative of the customers’ abilities to pay all amounts due in accordance with the contractual terms.

Allowance for ECL on trade receivables has been measured at an amount equal to lifetime ECL. The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate. The Group has recognized 100% ECL against receivables over 240 days past due because historical experience has indicated that these receivables are generally not recoverable. For specific and individual trade receivables, the Group has access them individually to decide whether the trade receivables have recoverable issues based on the closely contact and past experience to justify it.

There has been no change in the estimation techniques or significant assumptions made during the current reporting period. A trade receivable is written-off when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery.

The following table details the risk profile of trade receivables based on the Group’s provision matrix. As the Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between the Group’s different customer base:

	Trade receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211 – 240 days	Over 241 days	Total
	RM	RM	RM	RM	RM	RM	RM
Lifetime ECL – December 31, 2022	-	-	-	-	-	1,757,638	1,757,638
Lifetime ECL – December 31, 2023	-	-	-	480,326	-	2,037,796	2,518,122

	December 31, 2022	December 31, 2023
	RM	RM
United States dollar	3,205,795	5,743,323